Document and Entity Information	Oct. 09, 2026
Cover [Abstract]
Entity Registrant Name	TheRealReal, Inc.
Amendment Flag	false
Entity Central Index Key	0001573221
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-38953
Entity Tax Identification Number	45-1234222
Entity Address, Address Line One	55 Francisco Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94133
City Area Code	855
Local Phone Number	435-5893
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.00001 par value
Trading Symbol	REAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false